VIRTUS Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Communication Services—12.2%
Alphabet, Inc. Class A(1)	38,050	$ 4,979
Alphabet, Inc. Class C(1)	33,022	4,354
Meta Platforms, Inc. Class A(1)	17,653	5,299
Snap, Inc. Class A(1)	8,497	76
Trade Desk, Inc. (The) Class A(1)	6,995	547
		15,255

Consumer Discretionary—15.0%
Amazon.com, Inc.(1)	61,345	7,798
Booking Holdings, Inc.(1)	544	1,678
Chipotle Mexican Grill, Inc. Class A(1)	643	1,178
DraftKings, Inc. Class A(1)	27,891	821
Las Vegas Sands Corp.	14,685	673
Lululemon Athletica, Inc.(1)	1,880	725
MercadoLibre, Inc.(1)	264	335
O’Reilly Automotive, Inc.(1)	1,702	1,547
Royal Caribbean Cruises Ltd.(1)	12,237	1,127
Tesla, Inc.(1)	3,607	902
TJX Cos., Inc. (The)	21,148	1,880
		18,664

Consumer Staples—2.5%
Colgate-Palmolive Co.	6,713	477
Costco Wholesale Corp.	4,633	2,618
		3,095

Financials—7.6%
American Express Co.	7,509	1,120
Mastercard, Inc. Class A	7,538	2,984
S&P Global, Inc.	4,439	1,622
Visa, Inc. Class A	13,775	3,169
	Shares	Value

Financials—continued
Wells Fargo & Co.	15,082	$ 616
		9,511

Health Care—12.2%
Bristol-Myers Squibb Co.	16,259	944
Dexcom, Inc.(1)	12,144	1,133
Edwards Lifesciences Corp.(1)	6,454	447
Eli Lilly & Co.	10,063	5,405
Exact Sciences Corp.(1)	8,269	564
Insulet Corp.(1)	1,842	294
Intuitive Surgical, Inc.(1)	4,504	1,317
Mettler-Toledo International, Inc.(1)	1,093	1,211
Natera, Inc.(1)	7,691	340
Thermo Fisher Scientific, Inc.	1,591	805
UnitedHealth Group, Inc.	5,588	2,818
		15,278

Industrials—5.1%
Boeing Co. (The)(1)	8,959	1,717
Deere & Co.	2,299	868
Emerson Electric Co.	7,329	708
Fair Isaac Corp.(1)	791	687
General Electric Co.	6,286	695
Honeywell International, Inc.	2,135	394
Paycom Software, Inc.	2,129	552
Rockwell Automation, Inc.	2,390	683
		6,304

Information Technology—42.7%
Adobe, Inc. (1)	3,969	2,024
Apple, Inc.	93,018	15,926
Applied Materials, Inc.	16,006	2,216
ARM Holdings plc(1)	2,427	130
ASML Holding N.V. Registered Shares	702	413
Autodesk, Inc.(1)	6,445	1,333
DocuSign, Inc. Class A(1)	2,442	103
	Shares	Value

Information Technology—continued
Five9, Inc.(1)	4,215	$ 271
HubSpot, Inc.(1)	1,300	640
Lattice Semiconductor Corp.(1)	5,235	450
Microsoft Corp.	49,930	15,765
NVIDIA Corp.	19,990	8,695
QUALCOMM, Inc.	14,225	1,580
Roper Technologies, Inc.	1,325	642
Salesforce, Inc.(1)	7,116	1,443
SentinelOne, Inc. Class A(1)	15,536	262
Workday, Inc. Class A(1)	6,342	1,363
		53,256

Materials—1.0%
Air Products & Chemicals, Inc.	2,038	577
Vulcan Materials Co.	3,092	625
		1,202

Total Common Stocks (Identified Cost $49,617)		122,565

Total Long-Term Investments—98.3% (Identified Cost $49,617)		122,565

TOTAL INVESTMENTS—98.3% (Identified Cost $49,617)		$122,565
Other assets and liabilities, net—1.7%		2,159
NET ASSETS—100.0%		$124,724

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$122,565	$122,565
Total Investments	$122,565	$122,565
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Silvant Large-Cap Growth Stock Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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